Employee benefit and pension plans	12 Months Ended
Dec. 31, 2017
Predecessor
Employee benefit and pension plans

(12) Employee benefit and pension plans

The Company maintains pension and profit sharing plans or defined contribution plans for employees in various countries where the Company maintains an office. Each plan is subject to allowable contributions and limitations based on local country laws and regulations covering retirement plans. In each location and plan, the Company, at its discretion, may contribute to the plan. Depending on location, the Company matches a percentage of the employee contributions. The Company’s contributions are vested over time, at different rates depending on location and until the employee is 100% vested. The Company incurred a contribution expense of $1.3 million for the years ended December 31, 2017 and 2016, respectively. The Company maintains a pension plan in Germany where certain employees may contribute the greater of a maximum of 100% of the employees’ annual net compensation or the amount permitted by the German government. Employer contributions are determined as 2% of pensionable income or 6% of pensionable income above the German’s Social Security Ceiling and are expensed based on employee services rendered, generally in the year of contribution. The German plan is accounted for as a defined benefits plan and valued using the projected unit credits method to determine the present value of the defined benefits obligation and the related service costs. Under this method, the determination is based on actuarial calculations which include assumptions about demographics, salary increases, interest and inflation rates. Actuarial gains and losses are recognized in members’ deficit and presented in the consolidated statements of operations and comprehensive income (loss) in the period in which they occur. The Company’s benefits plan is funded. The assets of this plan are held in independently administered funds. Contributions are determined as a percentage of salary and are expensed based on employee services rendered, generally in the year of contribution. The net pension liability was $0.2 million and $1.1 million as of December 31, 2017 and 2016, respectively.